CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION [Abstract]
Schedule of Financial Data for Reportable Operating Segments
	Year ended December 31, 2015
	Commercial	Mobility	Services	Total

Revenues	100,935	41,112	55,496	197,543
Cost of Revenues	63,425	30,715	49,178	143,318
Impairment of long lived assets	-	-	10,137	10,137

Gross profit (loss)	37,510	10,397	(3,819)	44,088

Research and development, net	14,175	8,237	-	22,412
Selling and marketing	16,839	6,947	1,037	24,823
General and administrative	6,622	6,271	5,751	18,644
Restructuring costs	1,078	421	9	1,508
Goodwill impairment	-	20,402	-	20,402

Operating loss	(1,204)	(31,881)	(10,616)	(43,701)
Financial expenses, net				(7,243)
Loss before taxes				(50,944)
Taxes on income				1,190
Loss from continuing operations				(52,134)
Loss from discontinued operations				(200)
Loss				(52,334)

Depreciation and amortization expenses	4,546	7,322	3,204	15,072

	Year ended December 31, 2014
	Commercial	Mobility	Services	Total

Revenues	130,306	54,817	50,010	235,133
Cost of Revenues	77,587	37,023	36,888	151,498

Gross profit	52,719	17,794	13,122	83,635

Research and development, net	17,084	8,074	-	25,158
Selling and marketing	23,401	7,809	1,327	32,537
General and administrative	7,808	5,961	7,134	20,903

Operating income (loss)	4,426	(4,050)	4,661	5,037
Financial expenses, net				(3,837)
Income before taxes				1,200
Taxes on income				1,901
Loss from continuing operations				(701)
Loss from continuing operations				(795)
Loss				(1496)

Depreciation and amortization expenses	4,885	8,220	2,846	15,951

	Year ended December 31, 2013
	Commercial	Mobility	Services	Total

Revenues	141,576	48,211	45,079	234,866
Cost of Revenues	94,966	33,773	26,471	155,210

Gross profit	46,610	14,438	18,608	79,656

Research and development. net	17,200	10,700	-	27,900
Selling and marketing	22,759	8,139	1,316	32,214
General and administrative	9,973	7,744	5,354	23,071
Restructuring costs	406	158	-	564

Operating income (loss)	(3,728)	(12,303)	11,938	(4,093)
Financial expenses, net				(6,239)
Loss before taxes				(10,332)
Tax benefit				(755)
Loss from continuing operations				(9,577)
Loss from continuing operations				(8,320)
Loss				(17,897)

Depreciation and amortization expenses	4,996	8,469	4,094	17,559

Schedule of Revenues by Geographic Area
	Year ended December 31,
	2015	2014	2013

South America and Central America	$100,443	$110,825	$84,048
Asia and Asia Pacific	47,843	51,983	91,616
North America	28,242	41,951	26,155
Europe	16,101	16,393	23,096
Africa	4,914	13,981	9,951

	$197,543	$235,133	$234,866

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2015	2014

Israel	$64,628	$66,457
Latin America	4,524	11,932
United States	1,721	1,999
Europe	9,987	9,486
Other	1,103	1,019

	$81,963	$90,893